Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
20.	OTHER NON-CURRENT ASSETS

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Contract acquisition costs	-	30,529	4,182
Value added tax recoverable	7,052	26,034	3,568
Deposit	3,000	2,439	334
Prepayment for property, plant and equipment	165	301	41
Total	10,217	59,303	8,125